Revenue	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

19. Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Silver
Provisional sales revenue	$21,246	$22,400
Derivative pricing adjustments	179	(299)

	21,425	22,101
Zinc
Provisional sales revenue	$48,309	$44,148
Derivative pricing adjustments	(1,939)	(2,022)

	46,370	42,126
Lead
Provisional sales revenue	$26,061	$30,871
Derivative pricing adjustments	(550)	(513)

	25,511	30,358
Other by-products
Provisional sales revenue	$597	$542
Derivative pricing adjustments	(238)	(11)

	359	531
Total provisional sales revenue	$96,213	$97,961
Total derivative pricing adjustments	(2,548)	(2,845)

Gross revenue	$93,665	$95,116
Treatment and selling costs	(35,255)	(26,762)

	$58,410	$68,354

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 24). Revenue from contracts with customers is recognized net of treatment and selling costs if payment of those amounts is enforced at the time of sale.